Borrowings (Tables)	6 Months Ended
Dec. 31, 2025
Borrowings
Schedule of borrowings

	31 December	30 June	31 December
	2025	2025	2024
	£’000	£’000	£’000
Senior secured notes	315,077	308,914	337,614
Secured term loan facility	166,188	162,941	178,105
Revolving credit facilities	290,000	160,000	210,000
Accrued interest on senior secured notes and revolving credit facilities	5,745	5,119	5,746
	777,010	636,974	731,465
Less: non-current portion
Senior secured notes	315,077	308,914	337,614
Secured term loan facility	166,188	162,941	178,105
Non-current borrowings	481,265	471,855	515,719
Current borrowings	295,745	165,119	215,746